Restructuring - Organizational Changes (Detail) - Full Time Equivalent Staff [Member]	3 Months Ended	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2022
Organizational Changes [Line Items]
Corporate Bank	34	53
Investment Bank	13	24
Private Bank	116	197
Asset Management	0	0
Capital Release Unit	0	0
Infrastructure	34	57
Total Full Time Equivalent Staff	197	331